Revenue - Construction Segment Contract with Customer, Asset and Liability (Details) - Construction - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Contract assets	$ 50.6	$ 69.0
Contract liabilities	$ (50.6)	$ (62.0)